Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam ETF Trust
Entity Central Index Key	0001845809
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Franklin Ohio Municipal Income ETF
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Municipal Income ETF
Class Name	Franklin Ohio Municipal Income ETF
Trading Symbol	FTOH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Ohio Municipal Income ETF (previously known as Putnam Ohio Tax Exempt Income Fund) for the period June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Ohio Municipal Income ETF	$38	0.73%
[1],[2]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 65,142,456
Holdings Count	73
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$65,142,456
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	73
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.